Lease commitments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Lease and Rental Expense [Line Items]
Capital leases, amortization expenses	¥ 4,801	¥ 4,348	¥ 5,151
Operating lease, rental expenses	¥ 101,932	¥ 98,479	¥ 94,613